Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited financial statements were issued. On October 3, 2022, the Company, Complete Solar Holding Corporation, a Delaware corporation, and The Solaria Corporation issued a joint press release announcing the execution of a Business Combination Agreement, dated as of October 3, 2022 by and among the Company, Jupiter Merger Sub I Corp., a Delaware corporation and a wholly owned subsidiary of the Company, Jupiter Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, Complete Solar and Solaria.
On October 31, 2022, a waiver letter was signed by J.P. Morgan Securities LLC (“J.P. Morgan”), pursuant to which J.P. Morgan announced it waived its entitlement to the payment of any deferred underwriting discount to be paid under the terms of the underwriting agreement. The Company recognized $12,075,000 gain on the debt forgiveness in the operations in connection with such waiver. Aside from the above, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements except as shown below.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except as shown below.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

On April 1, 2022, the Company issued an unsecured promissory note (the “Note”) in the amount of up to $500,000 to the Sponsor. The proceeds of the Note, which may be drawn down from time to time until the Company consummates the initial Business Combination, will be used for general working capital purposes.
On April 8, 2022, David Poritz resigned from the Company’s board of directors. David Poritz’s resignation was not the result of any dispute or disagreement with the Company or the board of directors on any matter relating to the Company’s operations, policies or practices, including its controls of financial-related matters.